Cover Page Document	Feb. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 27, 2026
Entity Registrant Name	Mississippi Power Company
Entity Incorporation, State or Country Code	MS
Entity Address, Address Line One	2992 West Beach Boulevard
Entity Address, City or Town	Gulfport
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39501
City Area Code	228
Local Phone Number	864-1211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000066904
Amendment Flag	false
Entity File Number	001-11229
Entity Tax Identification Number	64-0205820